Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule (benefit) provision for income taxes

The (benefit) provision for income taxes is as follows for the year ended December 31, 2016:

Current:
Federal	$(1,020,652)
State	600
Total current	(1,020,052)
Deferred:
Federal	1,573,163
State	375,291
Change in valuation allowance	(1,948,454)
Total deferred	—
Income tax (benefit)	$(1,020,052)

Schedule of reconciliation between statutory rate and effective tax rate

The differences between our effective income tax rate and the U.S. federal income tax rate for the year ended December 31, 2016 are:

2016
U.S. federal tax	34%

Adjustment for forfeiture of non-qualified stock options	(27)%
Other	—%
Release of valuation allowance	32%
Total	39%
Valuation allowance	(7)%
Effective tax rate	32%

Schedule of deferred tax assets

The deferred tax assets, including a valuation allowance, are as follows at December 31:

	Year Ended December 31,
	2016	2015
Net Operating Loss	$12,323,000	$12,953,000
Stock Compensation	635,000	1,732,000
Reserves	84,000	85,000
DTA	13,042,000	14,770,000
Basis difference in intangibles and fixed assets	(1,176,000)	(956,000)
DTL	(1,176,000)	(956,000)
Net Operating Loss	11,866,000	13,814,000
Valuation allowance	(11,866,000)	(13,814,000)
	$—	$—